Other Current Liabilities (Details) - Schedule of Other Current Liabilities - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Other current liabilities:
Advances from customers	$ 387,833	$ 142,196
Cheques receivables/Payable	2,031,576	1,437,245
Statutory liabilities	57,392	73,248
Others – capital creditors	713,240	799,501	896
Other current liabilities	$ 3,190,041	$ 2,452,190	$ 7,998,305